10012598

NASDAQ THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

By Electronic Delivery to: filer-support@sec.gov

CERTNAS
001-33016

June 14, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 27, 2010, The Nasdaq Stock Market (the "Exchange") received from Eagle Rock Energy Partners, L.P. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants to purchase common units representing
limited partner interests

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick